UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23561

Wilshire Private Assets Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: March 31, 2025

Date of reporting period: September 30, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

WILSHIRE PRIVATE ASSETS FUND

FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

SEMI-ANNUAL REPORT

Wilshire Private Assets Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Master Fund — 99.5%
Description	Geographic Region	Shares	Fair Value
Wilshire Private Assets Master Fund, Class Institutional	North America	4,153,944	$49,584,043
Total Master Fund (Cost — $47,743,857)			49,584,043
Short Term Investment — 0.6%
Description	Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X
4.820%**	North America	276,107	276,107
Total Short Term Investment (Cost — $276,107)			276,107
Total Investments — 100.1% (Cost — $48,019,964)			$49,860,150
Other Assets and Liabilities, Net — (0.1)%			(30,089)
Net Assets — 100.0%			$49,830,061

**	The rate reported is the 7-day effective yield as of September 30, 2024.

The following is a summary of the inputs used as of September 30, 2024 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Master Fund	$—	$—	$—	$49,584,043	$49,584,043
Short Term Investment	276,107	—	—	—	276,107
Total Investments in Securities	$276,107	$—	$—	$49,584,043	$49,860,150

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

1

Wilshire Private Assets Fund

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets:
Investments in Master Fund, at Value (Cost $47,743,857)	$49,584,043
Investments, at Value (Cost $276,107)	276,107
Receivable for Capital Shares Sold	28,986,181
Receivable for Investment Securities Sold	13,072,452
Due from Adviser	29,208
Dividend Receivable	1,090
Prepaid Expenses	12,056
Total Assets	91,961,137
Liabilities:
Payable for Investment Securities Purchased	28,986,181
Payable for Capital Shares Redeemed	13,072,452
Trustees' Fees Payable	7,269
Due to Administrator	2,459
Other Accrued Expenses	62,715
Total Liabilities	42,131,076
Net Assets	$49,830,061
Net Assets Consist of:
Paid-in Capital	$45,444,211
Total Distributable Earnings	4,385,850
Net Assets	$49,830,061

Institutional Class Shares:
Net Assets	$49,830,061
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	3,799,731
Net Asset Value and Offering Price Per Share	$13.11

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

2

Wilshire Private Assets Fund

Statement of Operations

Period Ended September 30, 2024 (Unaudited)

Net Investment Income (Loss) Allocated from Master Fund:
Dividend Income	$454,717
Expenses	(430,222)
Net Investment Income (Loss) Allocated from the Master Fund	24,495

Investment Income from the Fund:
Dividend Income	6,785
Total Investment Income From the Fund	6,785
Fund Expenses:
Administration Fees	17,626
Trustees' Fees	12,142
Legal Fees	45,298
Transfer Agent Fees	41,467
Audit Fees	14,190
Printing Fees	12,000
Registration Fees	8,421
Custodian Fees	2,507
Pricing Fees	145
Insurance and Other Expenses	45,661

Total Expenses	199,457
Less:
Reimbursement of other operating expenses	(190,783)
Net Expenses	8,674

Net Investment Income	22,606
Net Realized Gain Allocated from Master Fund	924,764
Net Change in Unrealized Depreciation on Investments Allocated from Master Fund	(1,016,775)
Net Realized and Unrealized Loss	(92,011)
Net Decrease in Net Assets Resulting from Operations	$(69,405)

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

3

Wilshire Private Assets Fund

Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)*	$22,606	$(450,025)
Net Realized Gain	924,764	256,663
Net Change in Unrealized Appreciation (Depreciation)	(1,016,775)	3,288,982
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,405)	3,095,620
Capital Shares Transactions:
Institutional Class Shares:
Issued	49,312,466	1,500,000
Redeemed	(33,280,132)	(585,757)
Net Increase in Net Assets from Share Transactions	16,032,334	914,243
Total Increase in Net Assets	15,962,929	4,009,863
Net Assets:
Beginning of Period	33,867,132	29,857,269
End of Period	$49,830,061	$33,867,132
Share Transactions:
Institutional Class Shares:
Issued	3,799,617	122,051
Redeemed	(2,577,572)	(46,386)
Net Increase in Shares Outstanding from Share Transactions	1,222,045	75,665

*	Net Investment Income (Loss) includes amounts allocated from the Master Fund.

Amounts designated as “—“ are $0.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

4

Wilshire Private Assets Fund

Statement of Cash Flows

Period Ended September 30, 2024 (Unaudited)

Cash Flows Used in Operating Activities:
Net increase in net assets derived from investment operations	$(69,405)
Adjustments to reconcile net investment loss to net cash used in operating activities:
Purchases of investment securities from Master Fund	(16,032,334)
Proceeds from disposition of investment securities from Master Fund	—
Purchases of investment securities from short term investments	(19,427,064)
Proceeds from disposition of investment securities from short term investments	19,306,910
Allocations from Master Fund	67,516
Increase in receivable for investments sold	(13,072,452)
Increase in receivable for dividends	(240)
Increase in receivable for prepaid expenses	(7,542)
Decrease in reimbursement due from investment adviser	142,494
Decrease in due to administration fees	(89)
Increase in payable for investments purchased	28,986,181
Increase in payable for trustee fees	285
Decrease in payable for legal fees	(12,579)
Decrease in payable for audit fees	(19,750)
Increase in payable for transfer agent fees	(13,930)
Increase in accrued expenses and other liabilities	33,394
Net cash flow used in operating activities	(118,605)

Cash Flows Received From Financing Activities:
Payments from shares redeemed	(20,207,680)
Proceeds from shares sold	20,326,285
Net cash flow received from financing activities	118,605
Net increase in cash	—

Cash and Foreign Currency:
Beginning of period	—
End of period	$—

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$—

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

5

Wilshire Private Assets Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$13.14	$11.93	$12.49	$11.50	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	0.01	(0.18)	0.49	(0.08)	(0.11)
Net Realized and Unrealized Gain (Loss)	(0.04)	1.39	(0.01)	1.66	1.61
Total from Operations	(0.03)	1.21	0.48	1.58	1.50
Dividends and Distributions from:
Net Investment Income	—	—	(0.63)	(0.59)	—
Net Realized Gain	—	—	(0.41)	—	—
Total Dividends and Distributions	—	—	(1.04)	(0.59)	—
Net Asset Value, End of Year/Period	$13.11	$13.14	$11.93	$12.49	$11.50
Total Return†	(0.23)%	10.14%	4.05%	13.89%	15.00%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$49,830	$33,867	$29,857	$28,639	$21,091
Ratio of Expenses to Average Net Assets‡	2.60%	2.58%	2.68%	2.59%	2.50	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	3.73%	4.86%	4.68%	7.45%	14.13	%*
Ratio of Net Investment Income (Loss) to Average Net Assets‡	0.13%	(1.46)%	4.07%	(0.70)%	(2.50	)%*

*	Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Includes income and expenses allocated from the Master Fund.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements and attached financial statements of

Wilshire Private Assets Master Fund.

6

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

1. Organization

Wilshire Private Assets Fund (formerly, Delaware Wilshire Private Markets Fund) (the “Auction Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Auction Fund commenced operations on October 28, 2020.

The Auction Fund and the Wilshire Private Assets Tender Fund (formerly, Delaware Wilshire Private Markets Tender Fund) (the “Tender Offer Fund”) together are “Feeder Funds”.

The Feeder Funds invest substantially all of their assets in the Wilshire Private Assets Master Fund (formerly, Delaware Wilshire Private Markets Master Fund) (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is non-fundamental and, therefore, may be changed without the approval of the shareholders of any Fund (together “Shareholders”). Reference to each Feeder Fund's investments also refer to the Master Fund's investments and references to the risks of investing in the Master Fund also refer to the risks of investing in each Feeder Fund, except as otherwise provided. The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Auction Fund’s financial statements.

As of September 30, 2024, the Auction Fund has a 100.00% ownership interest in the Master Fund.

On January 31, 2024, the Board of Trustees (the “Board”) of each of the Feeder Funds and the Master Fund unanimously approved a new investment advisory agreement (the “Agreement”) between Wilshire Advisors LLC (“Wilshire”) and each of the Funds. Wilshire currently serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between Wilshire and Delaware Management Company, a series of Macquarie Investment Management Business Trust (in its capacity as such, the “Adviser”), on behalf of the Funds.

Pursuant to a transaction (the “Transaction”) between Wilshire and the Adviser, and assuming shareholder approval of the Agreement, the Adviser will resign as the Funds' investment adviser, and Wilshire will become the Funds' new investment adviser pursuant to the Agreement. Under applicable law, the Funds' shareholders must approve the Agreement by a majority vote (as defined in the Investment Company Act of 1940, as amended) at a special meeting of the shareholders of the Funds scheduled for April 30, 2024. Proxy materials have been sent to the Funds' shareholders as of the January 26, 2024 record date, which contain more information about the shareholder meeting and the proposal to approve the Agreement.

The closing date of the Transaction was originally set for February 29, 2024, but has been delayed until the end of April 2024. If the Agreement is approved by shareholders and the conditions to closing of the Transaction are met, including, unless waived, the full repurchase of shares of the Funds held by an affiliate of the Adviser, the Adviser will resign as investment adviser to the Funds effective immediately after the close of business on April 30, 2024, and Wilshire will become investment adviser to the Funds effective immediately after the Adviser's resignation.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Auction Fund. The Auction Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Auction Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Auction Fund’s investments are valued as of the relevant Determination Date. The NAV of the Auction Fund will equal, unless otherwise noted, the value of the total assets of the Auction Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Investment in the Master Fund

The Auction Fund's investment in the Master Fund is valued at an amount equal to the net asset value of the investment without

See attached financial statements of Wilshire Private Assets Master Fund.

 7

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

discount or premium, which approximates fair value. Income, expense, net realized gain (loss) and net unrealized appreciation (depreciation) of the Master Fund, are allocated each month to the Auction Fund based on its pro-rata ownership of the Master Fund. The more relevant disclosure regarding fair value measurements impacting the Auction Fund is related to the Master Fund's investment portfolio. Such disclosure can be found in the Notes to the Master Fund's attached financial statements.

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

There is not a public market or active secondary market for many of the securities in which the Master Fund intends to invest. Rather, many of the Master Fund’s investments may be traded on a privately negotiated over-the-counter secondary market for institutional investors. As a result, the Master Fund will value these securities at fair value as determined in good faith by the Fair Value Committee in accordance with the valuation procedures that have been approved by the Board.

Because each Feeder Fund invests all or substantially all of its assets in the Master Fund, the value of the assets of each Feeder Fund depends on the value of its pro rata interest in the Master Fund investments. Wilshire Advisors LLC (the “Sub- Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund.

The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Auction Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

See attached financial statements of Wilshire Private Assets Master Fund.

8

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

As of September 30, 2024, the Auction Fund’s investments were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the period ended September 30, 2024, there were no changes to the Fund's fair value methodologies.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

The Fund records its proportionate shares of Master’s income, realized and unrealized.

Expenses

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of Shares.

Income Taxes

Each Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date. Through its investment in the Master Fund, each Feeder Fund bears a proportionate share of the investment management fee paid by the Master Fund to the Adviser in consideration of the advisory and other services provided by the Adviser to the Master Fund. The Management Fee is paid to the Adviser out of the Master Fund’s assets and, therefore, decreases the net profits or increases the net losses of each Feeder Fund. The Adviser does not charge a Management Fee to the Feeder Funds.

See attached financial statements of Wilshire Private Assets Master Fund.

9

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

Each Feeder Fund, and, therefore, Shareholders, bears all expenses incurred in the business of such Feeder Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund, including any charges, allocations and fees to which the Master Fund is subject as an investor in the Private Markets Investment Funds. Each Feeder Fund bears certain ongoing offering costs associated with the Fund's continuous offering of Shares. Each Feeder Fund, by investing in the Private Markets Investment Funds through the Master Fund, indirectly bears its pro rata share of the expenses incurred in the business of the Private Markets Investment Funds. The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep the Fund Operating Expenses incurred by the Auction Fund from exceeding 2.50% of the Auction Fund’s average daily net assets until August 1, 2025. “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Auction Fund, either directly or indirectly through its investment in the Master Fund, provided that the following expenses (“Excluded Expenses”) are excluded from the definition of Fund Operating Expenses. As of September 30, 2024, fees which were previously waived and/or reimbursed by the Adviser which may be subject to possible future reimbursement to the Adviser were $1,112,591, $428,225 and $693,859, expiring in 2025, 2026 and 2027, respectively.

The following expenses are excluded from the definition of Fund Operating Expenses:

The Auction Fund’s proportional share of any acquired fund fees and expenses incurred by the Master Fund, short sale dividend and interest expenses, and any other interest expenses, incurred by the Master Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Master Fund, taxes paid by the Master Fund, certain insurance costs incurred by the Master Fund, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Master Fund’s Portfolio Investments (as defined in the Fund’s registration statement) and other investments, non-routine expenses or costs incurred by the Master Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations, and other expenditures which are capitalized in accordance with generally accepted accounting principles.

Excluded Expenses also consist of any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), Nasdaq Private Market expenses, any acquired fund fees and expenses, short sale dividend and interest expenses, and any other interest expenses incurred by the Auction Fund in connection with its investment activities, fees and expenses incurred in connection with a credit facility, if any, obtained by the Auction Fund, taxes, certain insurance costs, transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Auction Fund’s portfolio investments and other investments, non-routine expenses or costs incurred by the Auction Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and tender offers and liquidations and other expenditures which are capitalized in accordance with generally accepted accounting principles.

In addition, the Adviser may receive from the Auction Fund the difference between the Fund Operating Expenses (not including Excluded Expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including Excluded Expenses) are below the contractual expense limit (a) at the time of the fee waiver and/or expense reimbursement and (b) at the time of the recoupment. This agreement will continue in effect from year to year for successive one-year periods after the Initial Term End Date and may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Auction Fund, effective as of the close of business on the Initial Term End Date or the last day of the then-current one-year period.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser 40% of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

See attached financial statements of Wilshire Private Assets Master Fund.

10

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

SEI Investments Global Funds Services (the “Administrator”) serves as the Auction Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Auction Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Auction Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Auction Fund’s Transfer Agent pursuant to a transfer agency agreement.

SEI Investments Distribution Co. (the “Distributor”) acts as the Distributor of the Auction Fund.

4. Purchase, Exchange and Repurchase of Shares

Shares of the Auction Fund are available for purchase by prospective investors. In addition to accepting monthly subscriptions directly from investors for Shares at their NAV calculated as of the last business day of the month, the Auction Fund may accept initial and additional purchases of Shares through an auction conducted via Nasdaq Fund Secondaries (a business of Nasdaq, Inc.) and its registered broker dealer SMTX, LLC (together, “Nasdaq Fund Secondaries” or “NFS”), as discussed below.

In addition, if determined by the Board in its sole discretion, Auction Fund Shareholders may participate in a process to (a) exchange their Auction Fund Shares for Tender Offer Fund Shares (an “Exchange”) and (b) tender their Tender Offer Fund Shares to the Tender Offer Fund in connection with the repurchase offer, if the tender offer is approved by the Board of Trustees of the Tender Offer Fund (together with the Board of Trustees of the Auction Fund and the Board of Trustees of the Master Fund, the “Board”). The Adviser and Sub-Adviser may recommend that the Board approve repurchases of Tender Offer Fund Shares more frequently than annually. Further, the Adviser and Sub-Adviser currently expect that, generally, they will recommend to the Board that each repurchase offer should apply to no more than 5% of the net assets of the Master Fund, although the Adviser and Sub-Adviser may recommend that a greater amount be repurchased at their discretion.

An auction will be held for any particular month only if there is sufficient investor demand to support the auction. Auction Fund Shares may be purchased or sold only at their most recently calculated NAV or at a discount, and not a premium, to their most recently calculated NAV during any particular monthly auction.

5. Indemnifications

In the normal course of business the Auction Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Auction Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Auction Fund. The Auction Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Auction Fund in connection with the Auction Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Auction Fund.

6. Federal Income Taxes

It is the Auction Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Auction Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Auction Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Auction Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Auction Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Auction Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Auction Fund has adopted September 30 as its tax year end.

If the Auction Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Auction Fund were ineligible to or otherwise were not to cure such failure, the Auction Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Auction Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Auction Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being

See attached financial statements of Wilshire Private Assets Master Fund.

11

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of September 30, 2024 for federal income tax purposes or in, the Auction Fund’s major state and local tax jurisdiction of Delaware.

Management has analyzed the Auction Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2023) or expected to be taken in the Auction Fund's September 30, 2024 tax returns.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from deferred organizational costs and late year loss deferrals. As of September 30, 2024, a permanent difference of $424,361 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$424,361	$(424,361)

These reclassifications had no impact on the net assets or net values of the Auction Fund.

The estimated tax character of dividends and distributions paid during the tax year ended September 30, 2024 and 2023 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2024	$—	$—	$—
2023	1,453,064	931,162	2,384,226

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain	$825,280
CY Late-Year Loss Deferral	(259,252)
Unrealized appreciation/(depreciation)	3,938,085
Other temporary differences	(118,263)
Total Distributable Earnings	$4,385,850

Late-year loss deferral represents ordinary losses from January 1, 2024 through September 30, 2024, that in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

As of September 30, 2024, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$47,997,190	$3,974,908	$(2,111,948)	$1,862,960

7. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by

See attached financial statements of Wilshire Private Assets Master Fund.

12

Wilshire Private Assets Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

factors specific to such portfolio companies.

Auction Risk. There can be no guarantee that the Nasdaq Private Market (NPM) auction process will function as intended or that there will be sufficient investor demand to support regular monthly auctions. Even if the NPM auction process is operationally functional, Shareholders may be unable to sell their Auction Fund Shares at the price they desire or at any price at all. It is likely that Auction Fund Shares sold at auction will receive a price that is less than the Auction Fund’s most recently calculated NAV, and depending on buy side interest in a particular auction, the price could be substantially below NAV.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund, and accordingly the Auction Fund, may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Auction Fund is included in the Auction Fund’s prospectus and the statement of additional information.

Because the Auction Fund has substantially all of its capital invested in the Master fund, it is subject to the same risks as the Master Fund. Refer to Note 8 in the Master Fund's financial statements.

8. Concentration of Shareholders:

At September 30, 2024, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

9. Subsequent Events

The Auction Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

See attached financial statements of Wilshire Private Assets Master Fund.

13

Wilshire Private Assets Fund

Disclosure of Fund Expenses

September 30, 2024 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2024 to September 30, 2024) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/24	Ending Account Value 9/30/24	Annualized Expense Ratios †	Expenses Paid During Period*
Wilshire Private Assets Fund
Actual Fund Return	$1,000.00	$997.70	2.60%	$13.03
Hypothetical 5% Return	$1,000.00	$1,012.02	2.60%	$13.12

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).
†	The annualized expense ratios include expenses allocated from the Master Fund during the six-month period.

14

WILSHIRE PRIVATE ASSETS MASTER FUND

FINANCIAL STATEMENTS

SEPTEMBER 30, 2024

SEMI-ANNUAL REPORT

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Primary Private Fund Investments — 45.5%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Brevet Direct Lending (C)	6/9/2023	Quarterly	Global	Private Lending	$2,000,000	$—	2,000	$2,269,731
Buhuovc L.P.	3/8/2021	None	Asia-Pacific	Venture Capital	6,500,000	49,915	(D)	8,855,395
H.I.G. Bayside Loan Opportunity Feeder VI	12/8/2020	None	North America	Distressed Debt	4,000,000	1,392,921	(D)	2,153,109
Linden Structured Capital Fund L.P.	12/18/2020	None	North America	Buyout	6,500,000	747,687	(D)	8,071,740
RCP MB Investments B, L.P.	12/26/2021	None	North America	Buyout	1,000,000	—	(D)	1,175,286
Total Primary Private Fund Investments (Cost — $17,258,194)								22,525,261
Secondary Private Fund Investments — 14.3%(A)(B)
Description	Initial Acquisition Date	Redemption Frequency	Geographic Region	Industry	Commitment	Unfunded Portion of Commitment	Shares	Fair Value
Basalt Infrastructure Partners II, L.P.	11/17/2020	None	UK, Europe and US	Infrastructure	6,000,000	1,863,982	(D)	4,477,010
Graphite Capital Partners VII A (E)	7/19/2021	None	Europe	Buyout	1,044,282(F)	11,036(F)	(D)	171,567
Graphite Capital Partners VII C (E)	7/19/2021	None	Europe	Buyout	189,872(F)	2,023(F)	(D)	38,802
Graphite Capital Partners VIII B L.P. (E)	7/19/2021	None	Europe	Buyout	487,374(F)	50,449(F)	(D)	275,264
Graphite Capital Partners VIII D L.P. (E)	7/19/2021	None	Europe	Buyout	2,781,939(F)	288,700(F)	(D)	1,731,352
Graphite Capital Partners VIII Top Up Fund B L.P. (E)	7/19/2021	None	Europe	Buyout	1,475,077(F)	90,955(F)	(D)	464,269
Total Secondary Private Fund Investments (Cost — $6,207,360)								7,158,264
Short Term Investment — 8.3%
Description						Geographic Region	Shares	Fair Value
First American Government Obligations Fund, Class X 4.820%**						North America	4,095,909	4,095,909
Total Short Term Investment (Cost — $4,095,909)								4,095,909
Total Investments — 68.1% (Cost — $27,561,463)								$33,779,434
Other Assets and Liabilities, Net — 31.9%								15,804,609
Net Assets — 100.0%								$49,584,043

**	The rate reported is the 7-day effective yield as of September 30, 2024.
(A)	Primary Private Fund Investments and Secondary Private Fund Investments are not redeemable and the final distribution date is not known at this time, except as noted in the Redemption Frequency column.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2024 (Unaudited)

(B)	Private Assets are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date. Total fair value of restricted investments as of September 30, 2024, was $29,683,525 or 59.9% of net assets. As of September 30, 2024, the aggregate cost of each investment restricted to sale was $2,000,000, $5,644,299, $2,391,073, $6,218,061, $1,004,761, $4,132,713, $111,499, $36,671, $273,884, $1,459,034, $193,559, respectively, totaling $23,465,554.
(C)	Initial lock-up period: six months to five years.
(D)	Investment does not issue shares.
(E)	Security value was determined by using significant unobservable inputs.
(F)	Amount reflected in GBP currency.

L.P. — Limited Partnership

The following is a summary of the inputs used as of September 30, 2024 when valuing the Fund's investments:

Investments in Securities	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Primary Private Fund Investments	$—	$—	$—	$22,525,261	$22,525,261
Secondary Private Fund Investments	—	—	2,681,254	4,477,010	7,158,264
Short Term Investment	4,095,909	—	—	—	4,095,909
Total Investments in Securities	$4,095,909	$—	$2,681,254	$27,002,271	$33,779,434

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of September 30, 2024:

Investments in Secondary Private Fund Investments
Beginning balance as of April 1, 2024	$3,548,476
Accrued discounts/ premiums	—
Realized gain/(loss)	488,741
Change in unrealized appreciation/(depreciation)	(567,525)
Purchases	78,673
Sales/paydowns	(867,111)
Transfers into Level 3	—
Transfers out of Level 3	—
Ending balance as of September 30, 2024(1)	$2,681,254
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	(567,525)

(1)	Of the $2,681,254 in Level 3 securities as of September 30, 2024, $2,681,254 or 100.0% are valued at the fair market value of their individual capital statements.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of Primary Private Fund Investments and Secondary Private Fund Investments reported by their investment managers, may result in transfers in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between levels of the fair value hierarchy are reported at the beginning of the reporting period in which they occur.

The following table summarizes quantitative information related to significant unobservable inputs (Level 3) used in determining fair value for investments held as of September 30, 2024:

Security Type	Fair Value as of September 30, 2024	Valuation Technique	Unobservable Input	Single Input or Range of Inputs (weighted average)	Impact to Valuation from an Increase in Input
Secondary Private Fund Investments	$2,681,254	Adjusted net asset value	Reported net asset/fair value adjustments	N/A	N/A

For the period ended September 30, 2024, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Schedule of Investments

September 30, 2024 (Unaudited)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on valuation inputs, see Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Assets and Liabilities

September 30, 2024 (Unaudited)

Assets:
Investments, at Value (Cost $27,561,463)	$33,779,434
Receivable for Capital Shares Sold	28,986,181
Dividend Receivable	16,330
Total Assets	62,781,945
Liabilities:
Payable for Capital Shares Redeemed	13,072,452
Due to Adviser	34,498
Due to Administrator	9,590
Trustees' Fees Payable	7,283
Chief Compliance Officer Fees Payable	4,735
Other Accrued Expenses	69,344
Total Liabilities	13,197,902
Net Assets	$49,584,043
Net Assets Consist of:
Paid-in Capital	$41,784,316
Total Distributable Earnings	7,799,727
Net Assets	$49,584,043

Institutional Class Shares:
Net Assets	$49,584,043
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	4,153,944
Net Asset Value and Offering Price Per Share	$11.94

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Operations

Period Ended September 30, 2024 (Unaudited)

Investment Income:
Dividend Income	$455,068
Total Investment Income	455,068

Expenses:
Investment Advisory Fees	208,836
Administration Fees	39,189
Trustees' Fees	12,076
Chief Compliance Officer Fees	4,802
Audit Fees	53,148
Legal Fees	43,644
Transfer Agent Fees	32,753
Printing Fees	12,813
Custodian Fees	7,578
Pricing Fees	914
Insurance and Other Expenses	15,016

Total Expenses	430,769

Net Investment Income	24,299
Net Realized Gain on Investments	911,321
Net Realized Gain on Foreign Currency Transactions	14,656
Net Change in Unrealized Depreciation on Investments	(1,018,043)
Net Realized and Unrealized Loss	(92,066)
Net Decrease in Net Assets Resulting from Operations	$(67,767)

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statements of Changes in Net Assets

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024
Operations:
Net Investment Income (Loss)	$24,299	$(698,485)
Net Realized Gain	925,977	256,960
Net Change in Unrealized Appreciation (Depreciation)	(1,018,043)	3,294,564
Net Increase (Decrease) in Net Assets Resulting from Operations	(67,767)	2,853,039
Distributions:	—	(879,766)
Capital Shares Transactions:
Institutional Class:
Issued	29,104,786	1,580,000
Reinvestment of Distributions	—	878,605
Redeemed	(13,115,985)	(440,000)
Net Increase in Net Assets from Share Transactions	15,988,801	2,018,605
Total Increase in Net Assets	15,921,034	3,991,878
Net Assets:
Beginning of Period	33,663,009	29,671,131
End of Period	$49,584,043	$33,663,009
Shares Transactions:
Institutional Class:
Issued	2,437,664	137,090
Reinvestment of Distributions	—	78,377
Redeemed	(1,098,500)	(38,078)
Net Increase in Shares Outstanding from Share Transactions	1,339,164	177,389

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Statement of Cash Flows

Period Ended September 30, 2024 (Unaudited)

Cash Flows Used in Operating Activities:
Net decrease in net assets derived from investment operations	$(67,767)
Adjustments to reconcile net investment gain to net cash used in operating activities:
Purchases of investment securities from unaffiliated issuers	(99,910)
Proceeds from disposition of investment securities from unaffiliated issuers	2,314,960
Purchases of investment securities from short term investments	(2,842,415)
Proceeds from disposition of investment securities from short term investments	486,543
Net realized gain on investments from unaffiliated issuers	(911,321)
Net change in unrealized appreciation/(depreciation) on investments	1,018,043
Increase in receivable for dividends	(7,618)
Decrease in receivable due from Feeder	83,815
Decrease in payables for administration fees	(347)
Decrease in payables for investment advisory fees	(364)
Increase in payables for trustee fees	301
Increase in payables for chief compliance officer fees	2,399
Decrease in payables for printing fees	(15,363)
Decrease in payables for legal fees	(17,978)
Decrease in payables for audit fees	(60,145)
Decrease in payable for transfer agent fees	(11,263)
Increase in accrued expenses and other liabilities	53,358
Net cash flow used in operating activities	(75,072)

Cash Flows Received From Financing Activities:
Payments from shares redeemed	(43,533)
Proceeds from issuance of shares	118,605
Net cash flow received from financing activities	75,072
Net increase in cash	—

Cash and Foreign Currency:
Beginning of period	—
End of period	$—

Supplemental Disclosure of Cash Flow Information:
Reinvestment of distributions	$—
Interest expense	—

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout

the Year/Period

	Period Ended September 30, 2024 (Unaudited)	Year Ended March 31, 2024	Year Ended March 31, 2023	Year Ended March 31, 2022	Period Ended March 31, 2021(1)
Institutional Class:
Net Asset Value, Beginning of Year/Period	$11.96	$11.25	$11.93	$11.37	$10.00
Income (Loss) from Operations:
Net Investment Income (Loss)‡(2)	0.01	(0.26)	0.40	(0.29)	(0.23)
Net Realized and Unrealized Gain (Loss)	(0.03)	1.29	(0.02)	1.66	1.60
Total from Operations	(0.02)	1.03	0.38	1.37	1.37
Dividends and Distributions from:
Net Investment Income	—	(0.04)	(0.67)	(0.09)	—
Net Realized Gain	—	(0.28)	(0.39)	(0.72)	—
Total Dividends and Distributions	—	(0.32)	(1.06)	(0.81)	—
Net Asset Value, End of Year/Period	$11.94	$11.96	$11.25	$11.93	$11.37
Total Return†	(0.17)%	9.32%	3.44%	12.18%	13.70%

Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$49,584	$33,663	$29,671	$28,209	$20,506
Ratio of Expenses to Average Net Assets‡	2.57%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Expenses to Average Net Assets (Excluding Waivers)‡	2.57%	3.39%	3.33%	4.37%	5.45	%*
Ratio of Net Investment Income (Loss) to Average Net Assets	0.15%	(2.28)%	3.45%	(2.45)%	(5.23	)%*
Portfolio Turnover Rate	–%	5.00%	12.00%	13.00%	–	%**

*	Annualized.
**	Not Annualized.
†	Return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
‡	Does not include expenses of the underlying investment companies.
(1)	The Fund commenced operations on October 28, 2020.
(2)	Per share data calculated using average shares.

The accompanying notes are an integral part of the financial statements.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

1. Organization

Wilshire Private Assets Master Fund (formerly, Delaware Wilshire Private Markets Master Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a non-diversified, closed-end management investment company. The Master Fund commenced operations on October 28, 2020.

Wilshire Private Assets Fund (formerly, Delaware Wilshire Private Markets Fund) (the “Auction Fund”) and the Wilshire Private Assets Tender Fund (formerly, Delaware Wilshire Private Markets Tender Fund) (the “Tender Offer Fund”) together are “Feeder Funds”. Tender Offer Fund shares are available only to shareholders of the Auction Fund. Shareholders of the Auction Fund may purchase shares of the Tender Offer Fund by exchanging their Auction Fund shares for Tender Offer Fund shares at such times as determined by the Board, in its sole discretion.

The Feeder Funds invest substantially all of their assets in the Wilshire Private Assets Master Fund (formerly, Delaware Wilshire Private Markets Master Fund) (the “Master Fund” and together with the Feeder Funds, the “Funds” and each, a “Fund”), a Delaware statutory trust also registered under the 1940 Act as a non-diversified, closed-end management investment company. Each Feeder Fund’s portfolio typically will consist solely of the Master Fund’s shares (together with the Feeder Fund Shares, “Shares”). Therefore, each Feeder Fund’s investment results will correspond directly to the investment results of the Master Fund. This form of investment structure is commonly known as a “master feeder” structure. The Master Fund has the same investment objective and identical investment policies as those of the Feeder Funds. The investment objective of each Fund is to provide efficient access to the private markets with the goals of offering long-term capital appreciation and current income.

On January 31, 2024, the Board of Trustees (the “Board”) of each of the Feeder Funds and the Master Fund unanimously approved a new investment advisory agreement (the “Agreement”) between Wilshire Advisors LLC (“Wilshire”) and each of the Funds. Wilshire currently serves as investment sub-adviser to the Funds pursuant to a sub-advisory agreement between Wilshire and Delaware Management Company, a series of Macquarie Investment Management Business Trust (in its capacity as such, the “Adviser”), on behalf of the Funds.

Pursuant to a transaction (the “Transaction”) between Wilshire and the Adviser, and assuming shareholder approval of the Agreement, the Adviser will resign as the Funds' investment adviser, and Wilshire will become the Funds' new investment adviser pursuant to the Agreement. Under applicable law, the Funds' shareholders must approve the Agreement by a majority vote (as defined in the Investment Company Act of 1940, as amended) at a special meeting of the shareholders of the Funds scheduled for April 30, 2024. Proxy materials have been sent to the Funds' shareholders as of the January 26, 2024 record date, which contain more information about the shareholder meeting and the proposal to approve the Agreement.

The closing date of the Transaction was originally set for February 29, 2024, but has been delayed until the end of April 2024. If the Agreement is approved by shareholders and the conditions to closing of the Transaction are met, including, unless waived, the full repurchase of shares of the Funds held by an affiliate of the Adviser, the Adviser will resign as investment adviser to the Funds effective immediately after the close of business on April 30, 2024, and Wilshire will become investment adviser to the Funds effective immediately after the Adviser's resignation.

2. Significant Accounting Policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Master Fund. The Master Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities in these financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Net Asset Value Determination

The Net Asset Value (“NAV”) of the Master Fund is determined as of the close of business on the last business day of each calendar month, each date the Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board determines (each, a “Determination Date”). In determining NAV, the Master Fund’s investments are valued as of the relevant Determination Date. The NAV of the Master Fund will equal, unless otherwise noted, the value of the total assets of the Master Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

Valuation of Investments

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Wilshire Advisors LLC (the “Sub-Adviser”) oversees the valuation of each Fund’s investments on behalf of each Fund. The Sub-Adviser will invest the Master Fund's assets primarily in a diverse portfolio of investments, including interests in private markets funds acquired in primary offerings (“Primary Fund Investments”), interests in private markets funds acquired in secondary transactions (“Secondary Fund Investments”, and together with Primary Fund Investments, the “Private Markets Investment Funds”), and direct co-investments (“Direct Co-Investments,” and together with the Private Markets Investment Funds, “Portfolio Investments”).

The Valuation Procedures provide that the Master Fund will value its investments in private markets investment funds and direct private equity investments at fair value. The Master Fund calculates its NAV as of the close of business on the last business day of each calendar month, each date that Shares are sold or repurchased, as of the date of any distribution and at such other times as the Board shall determine. The fair value of such investments as of each Determination Date, ordinarily will be the capital account value of the Master Fund’s interest in such investments as provided by the relevant private markets investment fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Master Fund values its portfolio, including capital activity and material events occurring between the reference dates of the private markets investment fund manager’s valuations and the relevant Determination Date.

A meaningful input in the Master Fund's Valuation Procedures will be the valuations provided by the private markets investment fund managers. Specifically, the value of the Master Fund's investment in private markets investment funds generally will be valued using the “practical expedient,” in accordance with Accounting Standards Codification (ASC) Topic 820, based on the valuation provided to the Sub-Adviser by the private markets investment fund in accordance with the private markets investment fund's own valuation policies. Generally, private markets investment fund managers value investments of their private markets investment funds at their market price if market quotations are readily available. In the absence of observable market prices, private markets investment fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by private markets investment fund managers is then based on the best information available in the circumstances and may incorporate management's own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Master Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, and adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.);

Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

As of September 30, 2024, certain investments of the Master Fund were valued using net asset value (“NAV”) per share (or its equivalent) as a practical expedient for fair value and have been excluded from the fair value hierarchy in accordance with Accounting Standards Update 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent) (“ASU 2015-07”). The fair value amount presented in the table in the Schedule of Investments is intended to permit reconciliation of the amounts presented in the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Investments in money market funds are valued at the money market fund’s net asset value.

For the period ended September 30, 2024, there were no changes to the Master Fund's fair value methodologies.

Liquidity and redemption terms vary from Investment Fund to Investment Fund and are at the discretion of the underlying Investment Fund’s General Partner. For further information about the strategy of each Investment Fund, refer to the Shareholders’ Letter attached to these Financial Statements.

Security Transactions and Investment Income

Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method.

Dividend income is recognized on the ex-dividend date; interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discount. Amortization and accretion is calculated using the effective interest method over the holding period of the investment. Realized gains and losses are calculated on the identified cost basis.

Expenses

The Master Fund, and, therefore, shareholders (together “Shareholders”), bears all expenses incurred in the business on a pro-rata portion of the operating expenses, including any charges, allocations and fees to which the Master Fund is subject as an investor in the private markets investment funds.

Income Taxes

The Master Fund intends to qualify as a “regulated investment company” under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Master Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax expense in the current year.

Management has analyzed the Master Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (September 30, 2021 to September 30, 2023) or expected to be taken in the Master Fund's September 30, 2023 tax returns.

Cash and Cash Equivalents

Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

3. Agreements

Investment Advisory Agreement

The Adviser serves as investment adviser of each Fund.

In consideration of the services provided by the Adviser to the Funds, the Master Fund pays the Adviser a fee (the “Management Fee”), computed and payable monthly, at the annual rate of 1.25% of the Master Fund’s net asset value. For purposes of determining the fee payable to the Adviser for any month, “net asset value” means the total value of all assets of the Master Fund as of the end of such month, less an amount equal to all accrued debts, liabilities and obligations of the Master Fund as of such date, and calculated before giving effect to any repurchase of shares on such date.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

The Private Markets Investment Funds in which the Master Fund intends to invest generally charge a management fee of 1.00% to 2.00%, and approximately 15% to 20% of net profits as a carried interest allocation, subject to a preferred return and a clawback. A carried interest allocation is a share of a Private Markets Investment Fund's returns paid to its manager. A preferred return is a minimum rate of return that a Private Markets Investment Fund manager must achieve before it is entitled to a carried interest allocation. A clawback is a mechanism by which a carried interest allocation previously paid to a Private Markets Investment Fund manager may be returned to the Private Markets Investment Fund.

The Sub-Adviser has entered into a sub-advisory agreement (the “Sub-Advisory Agreement”) with the Adviser and will be responsible for the day-to-day management of each Fund’s assets. The Sub-Adviser will provide ongoing research, recommendations, and portfolio management regarding each Fund’s investment portfolio.

In consideration of its sub-advisory services, the Adviser pays the Sub-Adviser a portion of the advisory fee paid to the Adviser by the Master Fund. After the initial two-year term, the Sub-Advisory Agreement may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board or by vote of a majority of the outstanding voting securities of a Fund, and only if the terms of, and the renewal thereof, have been approved by the vote of a majority of the Independent Trustees who are not parties thereto or interested persons of any such party, cast at a meeting called for the purpose of voting on such approval.

The Sub-Advisory Agreement will terminate automatically in the event of its assignment or in the event of the termination of the Sub-Advisory Agreement, and is terminable without penalty on 60 days’ notice by the Adviser or by the Sub-Adviser.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services (the “Administrator”) serves as the Master Fund’s administrator pursuant to an administration agreement under which the Administrator provides administrative and accounting services for an annual fee based on the Master Fund’s assets under management, subject to a minimum annual fee.

US Bank N.A. (the “Custodian”) serves as the Master Fund’s Custodian pursuant to a custody agreement.

SS&C Global Investor & Distribution Solutions, Inc. (the “Transfer Agent”) serves as the Master Fund’s Transfer Agent pursuant to a transfer agency agreement.

4. Purchase, Exchange and Repurchase of Shares

The Feeder Funds and the Master Fund are part of a "master-feeder" structure. While it currently has no intention to do so, the Master Fund may accept investments from other investors, including other investment vehicles that are managed or sponsored by the Sub-Adviser, or an affiliate thereof, which may or may not be registered under the 1940 Act and which may be established in jurisdictions outside of the U.S. Because each feeder fund may be subject to different investment minimums, feeder-specific expenses and other terms, one feeder fund may offer access to the Master Fund on more attractive terms, or could experience better performance, than the Feeder Funds. In addition, because each Feeder Fund incurs expenses that may not be incurred by other investors investing directly or indirectly in the Master Fund, such investors may experience better performance than investors in a Feeder Fund. If other investors in the Master Fund, including other investment vehicles that are managed or sponsored by the Sub-Adviser or an affiliate thereof, request to have their Master Fund Shares repurchased, this may reduce the amount of a Feeder Fund's Master Fund Shares that may be repurchased by the Master Fund and, therefore, the amount of Feeder Fund Shares that may be repurchased by a Feeder Fund.

5. Indemnifications

In the normal course of business the Master Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Master Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. The Master Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Master Fund in connection with the Master Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Master Fund.

6. Purchases and Sales

For the period ended September 30, 2024, the Master Fund made purchases of $99,910 and sales of $1,366,438 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long term U.S. Government securities.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

7. Federal Income Taxes

It is the Master Fund’s intention to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), that are applicable to a regulated investment company (“RIC”). The Master Fund intends to continue to operate so as to qualify to be taxed as a RIC under the Code and, as such, to not be subject to federal income tax on the portion of its taxable income and gains distributed to stockholders. To qualify for RIC tax treatment, among other requirements, the Master Fund is required to distribute at least 90% of its investment company taxable income, as defined by the Code. Accordingly, the Master Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. While the Master Fund intends to distribute substantially all of its taxable net investment income and capital gains, if any, in a manner necessary to minimize the imposition of a 4% excise tax, there can be no assurance that it will avoid any or all of the excise tax. In such event, the Master Fund will be liable only for the amount by which it does not meet the foregoing distribution requirements. The Master Fund has adopted September 30 as its tax year end.

If the Master Fund were to fail to meet the requirements of Subchapter M to qualify as a RIC, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to Shareholders, and all distributions out of earnings and profits would be taxable to Shareholders as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special tax treatment under Subchapter M.

In accounting for income taxes, the Master Fund follows the guidance in FASB ASC Codification 740, as amended by ASU 2009-06, “Accounting for Uncertainty in Income Taxes”(“ASC 740”). ASC 740 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity before being measured and recognized in the financial statements. Management has concluded, there were no uncertain tax positions as of March 31, 2024 for federal income tax purposes or in, the Master Fund’s major state and local tax jurisdiction of Delaware.

Because U.S. federal income tax regulations differ from U.S. GAAP, distributions in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect the applicable tax characterization. Temporary differences arise when certain items of income, expense, gain or loss are recognized at some time in the future. The Tax basis components of distributable earnings may differ from the amount reflected in the Statement of Assets, Liabilities and Shareholders’ Capital due to temporary book/tax differences primarily from partnership investments and late year loss deferral. These amounts will be finalized before filing the Master Fund’s federal income tax return. As of September 30, 2024, a permanent difference of $1,771,913 has been reclassified from distributable earnings to paid in capital. The amount is primarily related to expense waiver adjustment.

Paid in Capital	Total Distributable Earnings (Accumulated Losses)
$(1,771,913)	$1,771,913

These reclassifications had no impact on the net assets or net values of the Master Fund.

The estimated tax character of dividends and distributions paid during the tax year ended September 30, 2024 and 2023 were as follows:

	Ordinary Income	Long-term Capital Gain	Total
2024	$—	$—	$—
2023	1,607,131	943,528	2,550,659

As of September 30, 2024, the components of Distributable Earnings on a tax basis were as follows:

Undistributed long-term capital gain	$102,963
CY Late-Year Loss Deferral	(233,125)
Post October Losses	(130,000)
Unrealized appreciation/(depreciation)	8,059,890
Other temporary differences	—
Total Distributable Earnings	$7,799,728

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

Late-year loss deferral represents ordinary losses from January 1, 2024 through September 30, 2024 that, in accordance with Federal income tax regulations, the Fund elected to defer and treat as having arisen in the following fiscal year.

As of September 30, 2024, the tax cost and unrealized appreciation and depreciation of the investments held by the Fund, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$25,719,544	$8,297,854	$(237,964)	$8,059,890

8. Risks

General Economic and Market Risk. Through its portfolio investments, the Master Fund will have investments in companies that are sensitive to movements in the overall economy or in those companies’ industrial or economic sectors. In addition, the trading prices or market values of these portfolio companies may be affected adversely by general securities market conditions or by factors specific to such portfolio companies.

Non-Diversification Risk. The private markets investment funds in which the Master Fund may invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the private markets investment funds may be substantially adversely affected by the unfavorable performance of even a single portfolio investment. Similarly, the Master Fund will invest in a limited number of portfolio investments and, as a consequence, the aggregate return of the Master Fund may be substantially adversely affected by the unfavorable performance of even a single portfolio investment.

Legal, Tax and Regulatory Risks. Legal, tax and regulatory changes during the term of the Master Fund’s investments may adversely affect such investments. Certain private markets investment funds or their portfolio companies may be in industries subject to extensive regulation by national governments and political subdivisions thereof. Certain regulations may prevent private markets investment funds or the Master Fund from making certain investments that they otherwise would make. Other regulations may require the private markets investment funds or the Master Fund to incur substantial additional costs or lengthy delays in connection with the completion of an investment.

Illiquidity of Investments Risk. An investor’s participation in a Feeder Fund requires a long-term commitment, with no certainty of return. The Master Fund’s investments will be highly illiquid, are likely to require holding periods of several years, and will be subject to restrictions on resale.

Timing of Investment Risk. The Master Fund’s portfolio investments may consist of primary fund investments and secondary fund investments. Returns on primary fund investments may take longer to realize than returns on secondary fund investments. The Master Fund also may be able to purchase secondary fund investments at a discount, whereas investments in primary fund investments generally are not available at a discount.

Accordingly, a Shareholder that invests in a Feeder Fund at a time when the Master Fund is invested in primary fund investments on which it has not yet begun to realize returns may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more heavily invested or investing in secondary fund investments. Further, Shareholders that invest in a Feeder Fund at a time when the Master Fund is selling portfolio investments to meet liquidity requirements may experience lower returns than a Shareholder that invests in a Feeder Fund at a time when the Master Fund is more fully invested in portfolio investments.

A full listing of risks associated with investing in the Master Fund is included in the Master Fund’s prospectus and the statement of additional information.

9. Line of Credit

The Master Fund entered into an agreement on December 16, 2021, which enables them to participate in a $2.5 million uncommitted revolving line of credit with the Custodian. The agreement was set to expire on December 18, 2023. The proceeds from the borrowings shall be used to finance the Master Fund’s short-term general working capital requirements, including the funding of shareholder redemptions. Interest is charged to the Master Fund based on borrowings during the period at the Custodian’s current reference rate. As of September 30, 2024, the Master Fund no longer had access to the line of credit and there were no borrowings outstanding.

Wilshire Private Assets Master Fund

Notes to Financial Statements

September 30, 2024 (Unaudited)

10. Concentration of Shareholders:

At September 30, 2024, 100% of Institutional Class Shares total shares outstanding were held by one record shareholder, owning 10% or greater of the aggregate total shares outstanding.

11. Subsequent Events

The Master Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

Wilshire Private Assets Master Fund

Disclosure of Fund Expenses

September 30, 2024 (Unaudited)

As a shareholder of the Fund, your investment is affected by ongoing costs, which include (among others) costs for fund management, organization and offering costs, trustee expenses, administration fees, professional fees and acquired fund fees. It is important for you to understand the impact of these costs on your investment returns.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (April 1, 2024 to September 30, 2024) (unless otherwise noted below).

The table below illustrates your Fund’s costs in two ways:

Actual fund return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the period, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the hypothetical return is set at 5% for comparison purposes — NOT your Fund’s actual return —the account values shown do not apply to your specific investment.

	Beginning Account Value 4/1/24	Ending Account Value 9/30/24	Annualized Expense Ratios	Expenses Paid During Period*
Wilshire Private Assets Master Fund
Actual Fund Return	$1,000.00	$998.30	2.57%	$12.87
Hypothetical 5% Return	$1,000.00	$1,012.18	2.57%	$12.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect one-half year period shown).

This information must be preceded or accompanied by a current prospectus for the Funds.

DWP-SA-001-0400

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not Applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment

Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Report to Shareholders filed under Item 1 of this form, if applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual report.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Note applicable for semi-annual reports.

(b) Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

None.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Wilshire Private Assets Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer

Date: December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
Principal Executive Officer

Date: December 9, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger,
Principal Financial Officer

Date: December 9, 2024